Share capital (Tables)	12 Months Ended
Oct. 31, 2020
Share capital [Abstract]
Capital Structure
Ordinary shares at 10 pence each as at October 31, 2020 (2019: 10 pence each)

	October 31, 2020		October 31, 2019		October 31, 2018
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	363,583,328	47.2	436,800,513	65.8	229,674,479	39.7
Shares issued to satisfy option awards	1,518,327	0.1	6,109,091	0.1	1,894,673	0.2
Shares utilized to satisfy option awards	(556,278)	-	(4,804,817)	-	-	-
Share reorganisation	-	-	(74,521,459)	(18.7)	(16,935,536)	(2.9)
Shares issued relating to acquisition of the HPE Software business	-	-	-	-	222,166,897	28.8
At October 31	364,545,377	47.3	363,583,328	47.2	436,800,513	65.8

“B” shares at 335.859391 pence each (2019: 335.859391 pence each)

	October 31, 2020		October 31, 2019		October 31, 2018
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	-	-	-	-	-	-
Issue of B shares	-	-	413,784,754	1,800.0	229,799,802	500.0
Redemption of B shares	-	-	(413,784,754)	(1,800.0)	(229,799,802)	(500.0)
At October 31	-	-	-	-	-	-

Deferred D shares at 10 pence each

	October 31, 2020		October 31, 2019		October 31, 2018
	Shares	$m	Shares	$m	Shares	$m
Issued and fully paid
At November 1	-	-	-	-	-	-
Issue of Deferred shares	-	-	74,521,459	-	-	-
Redemption of Deferred shares	-	-	(74,521,459)	-	-	-
At October 31	-	-	-	-	-	-

Shares bought back under these programmes are held as treasury shares. Treasury share movements and share buy-back costs are shown below:

	12 months ended October 31, 2020	12 months ended October 31, 2019
Treasury shares	Number	Number
Share buy-backs	-	29,160,054
Shares issued to satisfy option awards	-	(4,804,817)
Share reorganisation	-	(4,012,537)
	-	20,342,700

Share buy-backs numbers:
Ordinary shares bought on the London Stock Exchange	-	25,766,919
ADRs purchased on the New York Stock Exchange	-	3,393,135
	-	29,160,054

Share buy-back cost:	$m	$m
Share buy-back cost	-	538.8
Expenses	-	5.9
	-	544.7